UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10319

USA MUTUALS
(Exact name of registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
 (Address of principal executive offices) (Zip code)

Eric Lansky
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(214) 953-0066
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2011

Date of reporting period:  December 31, 2010

Item 1. Schedule of Investments.

Vice Fund
Schedule of Investments
December 31, 2010 (Unaudited)		Ticker Symbol: VICEX

	Shares	Value
COMMON STOCKS - 93.2%
Aerospace & Defense - 24.6%
General Dynamics Corp.	46,000	3,264,160
Goodrich Corp.	3,000	264,210
Honeywell International Inc.	27,000	1,435,320
L-3 Communications Holdings, Inc.	22,000	1,550,780
Lockheed Martin Corp.	12,000	838,920
ManTech International Corp. - Class A (a)	20,000	826,600
Northrop Grumman Corp.	45,000	2,915,100
Raytheon Co.	67,000	3,104,780
Rockwell Collins, Inc.	12,000	699,120
SAIC, Inc. (a)	40,000	634,400
Smith & Wesson Holding Corp. (a)	299,700	1,120,878
Spartan Motors, Inc.	173,293	1,055,354
Sparton Corp. (a)	113,700	936,888
		18,646,510
Alcoholic Beverages - 22.9%
Anheuser-Busch InBev NV (b)	35,000	2,001,791
Anheuser Busch Inbev Sa/nv - ADR (b)	30,000	1,712,700
Carlsberg A/S (b)	45,000	4,505,607
Diageo plc - ADR (b)	53,000	3,939,490
Molson Coors Brewing Co. - Class B	32,000	1,606,080
Pernod Ricard SA (b)	12,750	1,198,789
SABMiller plc (b)	70,000	2,462,660
		17,427,117
Casinos, Gambling & Lotteries - 14.8%
Bally Technologies Inc. (a)	45,000	1,898,550
Churchill Downs, Inc.	35,781	1,552,895
Galaxy Entertainment Group Ltd. (a)(b)	1,800,000	2,037,875
International Game Technology	75,000	1,326,750
Ladbrokes plc (b)	266,000	508,859
Melco Crown Entertainment Ltd.- ADR (a)(b)	30,000	190,800
Sands China Ltd. (a)(b)	500,000	1,098,703
Wynn Macau Ltd. (b)	725,000	1,622,968
Wynn Resorts, Ltd.	10,000	1,038,400
		11,275,800
Tobacco Manufacturing - 30.9%
Altria Group, Inc.	200,000	4,924,000
British American Tobacco PLC - ADR (b)	30,000	2,331,000
Lorillard, Inc.	80,000	6,564,800
Philip Morris International Inc.	165,000	9,657,450
		23,477,250

Total Common Stocks (Cost $51,904,473)		70,826,677

SHORT TERM INVESTMENTS - 6.9%
Investment Companies - 6.9% (1)
AIM STIT-STIC Prime Portfolio Money Market, 0.19%	2,109,315	2,109,315
Fidelity Institutional Money Market Portfolio, 0.21%	3,164,374	3,164,374
Total Short Term Investments (Cost $5,273,689)		5,273,689

Total Investments (Cost $57,178,162) - 100.1%		76,100,366
Liabilities in Excess of Other Assets - (0.1)%		(75,449)
TOTAL NET ASSETS - 100.0%		$76,024,917

(1) These Securities have fluctuating yields. The yields listed is the 7-day yield as of December 31, 2010.
ADR - American Depositary Receipt
(a) - Non Income Producing
(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Cost of investments	$57,178,162
Gross unrealized appreciation	23,944,520
Gross unrealized depreciation	(5,022,316)
Net unrealized appreciation	$18,922,204

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Generation Wave Growth Fund
Schedule of Investments
December 31, 2010 (Unaudited)		Ticker Symbol: GWGFX

	Shares	Value
COMMON STOCKS - 88.0%
Administrative & Support & Waste Management & Remediation Services - 2.8%
Paychex, Inc.	17,956	$555,020
		555,020
Construction - 0.8%
D. R. Horton, Inc.	13,000	155,090
		155,090
Finance & Insurance - 20.7%
Insurance Carriers - 6.8%
Horace Mann Educators Corp.	35,611	642,422
Unum Group	29,000	702,380
		1,344,802
Other Financial Investment Activities - 5.9%
Federated Investors, Inc.	17,000	444,890
The NASDAQ OMX Group, Inc. (a)	30,000	711,300
		1,156,190
Securities & Commodity Contracts Intermediation & Brokerage - 5.3%
Nomura Holdings, Inc. - ADR (b)	70,000	446,600
TD Ameritrade Holding Corp.	32,000	607,680
		1,054,280
Securities & Commodity Exchanges - 2.7%
NYSE Euronext	18,000	539,640
		4,094,912

Industrials - 2.4%
Aegean Marine Petroleum Network Inc. (b)	45,000	469,350
		469,350
Information - 3.9%
Comcast Corp. - Class A	35,000	768,950
		768,950
Manufacturing - 46.8%
Medical Equipment & Supplies Manufacturing - 1.8%
ICU Medical, Inc. (a)	10,000	365,000

Motor Vehicle Body & Trailer Manufacturing - 2.7%
Winnebago Industries, Inc. (a)	35,000	532,000

Motor Vehicle Manufacturing - 3.7%
Spartan Motors, Inc.	118,685	722,792

Other Fabricated Metal Product Manufacturing - 2.4%
Sturm, Ruger & Co, Inc.	31,700	484,693

Other Miscellaneous Manufacturing - 0.8%
Callaway Golf Co.	20,000	161,400

Pesticide, Fertilizer & Other Agricultural Chemical Manufacturing - 2.5%
Monsanto Co.	7,000	487,480

Pharmaceutical & Medicine Manufacturing - 27.1%
Amgen Inc. (a)	11,000	603,900
AstraZeneca PLC - ADR (b)	6,800	314,092
Bristol-Myers Squibb Co.	38,000	1,006,240
Eli Lilly and Co.	24,500	858,480
Mylan Laboratories, Inc. (a)	57,000	1,204,410
Myriad Genetics, Inc. (a)	6,500	148,460
Pfizer Inc.	49,850	872,873
Vertex Pharmaceuticals, Inc. (a)	10,000	350,300
		5,358,755
Printing & Related Support Activities - 0.6%
De La Rue plc (b)	10,000	126,300

Resin, Synthetic Rubber & Artificial Synthetic Fibers & Filaments Manufacturing - 1.4%
Myers Industries, Inc.	28,000	272,720

Semiconductor & Other Electronic Component Manufacturing - 3.8%
CTS Corp.	30,000	331,800
Sparton Corp. (a)	50,000	412,000
		743,800
		9,254,940
Other Services - 2.1%
CPI Corp.	18,500	417,175
		417,175
Professional, Scientific & Technical Services - 1.2%
SAIC, Inc. (a)	15,000	237,900
		237,900
Real Estate & Rental and Leasing - 1.6%
Tejon Ranch Co. (a)	11,400	314,070
		314,070
Retail Trade - 5.7%
Clothing Stores - 2.3%
Charming Shoppes, Inc. (a)	130,000	461,500

Grocery Stores - 3.4%
The Kroger Co.	30,000	670,800
		1,132,300

Total Common Stocks (Cost $15,964,902)		17,399,707

SECTOR FUNDS - 3.0%
Mining - 3.0%
iShares Silver Trust (a)	20,000	603,600
Total Sector Funds (Cost $282,208)		603,600

SHORT TERM INVESTMENTS - 6.9%
Investment Companies (1) - 6.9%
Aim STIT-STIC Prime Portfolio Money Market, 0.19%	461,099	461,099
Fidelity Institutional Money Market Portfolio, 0.21%	900,000	900,000
Total Short Term Investments (Cost $1,361,099)		1,361,099

Total Investments (Cost $17,608,209) - 97.9%		19,364,406
Other Assets in Excess of Liabilities - 2.1%		413,966
TOTAL NET ASSETS - 100.0%		$19,778,372

(1) These Securities have fluctuating yields. The yield listed is the 7-day yield as of December 31, 2010.
ADR - American Depositary Receipt
(a) - Non Income Producing
(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Cost of investments	$17,608,209
Gross unrealized appreciation	2,265,826
Gross unrealized depreciation	(509,629)
Net unrealized depreciation	$1,756,197

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2010

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Vice Fund
Common Stocks	70,826,677	-	-	70,826,677
Short Term investments	5,273,689	-	-	5,273,689
Total*	76,100,366	-	-	76,100,366

Generation Wave Growth Fund
Common Stocks	17,399,707	-	-	17,399,707
Sector Funds	603,600	-	-	603,600
Short Term investments	1,361,099	-	-	1,361,099
Total*	19,364,406	-	-	19,364,406

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

In January 2010, FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06).  ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010).  There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USA MUTUALS

By   /s/ Eric Lansky
              Eric Lansky, President and Treasurer

Date      February 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

USA MUTUALS

By   /s/ Eric Lansky
              Eric Lansky, President and Treasurer

Date      February 18, 2011